Lease - Other supplemental information (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
Operating cash flows for operating leases		¥ 64,739
ROU assets obtained in exchange for new operating lease liabilities	$ 19,829	¥ 138,049